EARN-OUT SHARES (Tables)	9 Months Ended
Sep. 30, 2023
EARN-OUT SHARES
Schedule of changes in fair value of the earnout liability

Earnout Liability
Earnout liability, January 1, 2023	$12,810,000
Change in fair value	(1,500,000)
Earnout liability, March 31, 2023	11,310,000
Change in fair value	(6,700,000)
Earnout liability, June 30, 2023	4,610,000
Change in fair value	(3,880,000)
Earnout liability, September 30, 2023	$730,000